--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


T. ROWE PRICE



                                   TAX-EXEMPT
                                   MONEY FUND
                                   -----------------
                                   February 28, 2001
                                   -----------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION

                                               Percent of           Percent of
                                               Net Assets           Net Assets
                                                  8/31/00              2/28/01
--------------------------------------------------------------------------------
Hospital Revenue                                      30%                  33%
Educational Revenue                                   21                   20
General Obligation -- Local                           15                   13
General Obligation -- State                           11                    9
Prerefunded Bonds                                      6                    5
Housing Finance Revenue                                3                    5
Industrial and Pollution Control Revenue               4                    4
Life Care / Nursing Home Revenue                       1                    3
Electric Revenue                                       1                    2
Water and Sewer Revenue                                3                    2
All Other                                              4                    5
Other Assets Less Liabilities                          1                   -1
--------------------------------------------------------------------------------
Total                                                 100%                 100%


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--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------


Tax-Exempt Money Shares                 Year
                                       Ended
                                     2/28/01      2/29/00        2/28/99        2/28/98      2/28/97
NET ASSET VALUE
Beginning of period               $    1.000   $    1.000     $    1.000     $    1.000   $    1.000
Investment activities
   Net investment income (loss)        0.036        0.029          0.029          0.032        0.030
Distributions
   Net investment income              (0.036)      (0.029)        (0.029)        (0.032)      (0.030)
NET ASSET VALUE
End of period                     $    1.000   $    1.000     $    1.000     $    1.000   $    1.000
                                  ------------------------------------------------------------------

Ratios/Supplemental Data
Total return.                          3.67%        2.94%          2.97%          3.24%        3.05%
Ratio of total expenses to
average net assets                     0.53%        0.53%          0.52%          0.52%        0.55%
Ratio of net investment
income (loss) to average
net assets                             3.61%        2.91%          2.93%          3.20%        3.00%
Net assets, end of period
(in thousands)                    $  730,782   $  669,615     $  710,569     $  740,757   $  678,135


 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Exempt Money Plus Shares                  Year                    11/1/98
                                             Ended                    Through
                                            2/28/01      2/29/00      2/28/99
NET ASSET VALUE
Beginning of period                        $  1.000    $   1.000    $   1.000
Investment activities
   Net investment income (loss)               0.034        0.028        0.007
Distributions
   Net investment income                     (0.034)      (0.028)      (0.007)
                                           ----------------------------------
NET ASSET VALUE
End of period                              $  1.000    $   1.000    $   1.000
                                           ----------------------------------

Ratios/Supplemental Data
Total return.                                 3.44%        2.79%        0.74%
Ratio of total expenses
to average net assets                         0.76%        0.67%        0.99%+
Ratio of net investment
income (loss) to average
net assets                                    3.38%        2.81%        2.01%+
Net assets, end of period
(in thousands)                             $ 21,817    $  17,694    $   4,208

 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+    Annualized


The accompanying notes are an integral part of these financial statements.

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                                                               February 28, 2001

-----------------------
STATEMENT OF NET ASSETS                                                  Par             Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
ALABAMA 3.7%
Birmingham, GO
       VRDN (Currently 3.50%)                                    $     5,400        $    5,400

  Capital Improvement, VRDN (Currently 3.50%)                         10,000            10,000
Port City Medical Clinic, Infirmary Health
     VRDN (Currently 3.50%)(AMBAC Insured)                             5,000             5,000
Tuscaloosa County Board of Ed.
  Capital Outlay, VRDN (Currently 3.55%)                               6,215             6,215
Univ. of Alabama
     VRDN (Currently 3.15%)
     (AMBAC Insured)                                                   1,000             1,000
                                                                                    ----------
Total Alabama (Cost $27,615)                                                            27,615
                                                                                    ----------
ARIZONA 0.9%
Salt River Agricultural Improvement & Power
  TECP, 4.20%, 3/6/01                                                  2,950             2,950
Univ. of Arizona, Variable Main Campus & Research
     VRDN (Currently 3.15%)(AMBAC Insured)                             4,000             4,000
                                                                                    ----------
Total Arizona (Cost $6,950)                                                              6,950
                                                                                    ----------
COLORADO 0.3%

Colorado Springs Utility, 7.00%, 11/15/21 (Prerefunded 11/15/01+)        100               104
Denver, W. W. Grainger, IDR, VRDN (Currently 3.40%)                    2,190             2,190
                                                                                    ----------
Total Colorado (Cost $2,294)                                                             2,294
                                                                                    ----------
DISTRICT OF COLUMBIA 0.9%
District of Columbia
  GO, 5.00%, 12/1/01 (FGIC Insured)
     (Escrowed to Maturity)                                              445               446
  TECP, 4.15%, 4/4/01 (AMBAC Insured)                                  5,000             5,000
Multimodal Smithsonian, VRDN (Currently 3.45%)                         1,000             1,000
                                                                                    ----------
Total District of Columbia (Cost $6,446)                                                 6,446
                                                                                    ----------


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
                                                                          Par            Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
FLORIDA 2.1%
Broward County Water & Sewer
     6.50%, 10/1/17 (FGIC Insured)
     (Prerefunded 10/1/01+)                                      $       500        $      513
Dade County, GO, Public Improvement
     12.00%, 10/1/01 (FGIC Insured)                                    1,000             1,044
Florida, 6.70%, 7/1/07 (AMBAC Insured) (Prerefunded 7/1/01+)           1,000             1,029
Florida Board of Ed., GO
     5.50%, 1/1/02                                                     1,200             1,222
     6.70%, 6/1/01 (Prerefunded 6/1/01+)                                 250               255
Florida Dept. of Natural Resources, Preservation
     6.75%, 7/1/13
     (AMBAC Insured) (Prerefunded 7/1/01+)                               835               858
Florida DOT, Florida Turnpike Auth.
     7.125%, 7/1/18
     (AMBAC Insured) (Prerefunded 7/1/01+)                               500               516
     4.50%, 7/1/01 (FGIC Insured)                                        325               326
Orlando Utilities Commission
     6.50%, 10/1/20 (Prerefunded 10/1/01+)                             2,555             2,638
Tampa, Allegany Health Systems
     6.70%, 12/1/07
     (MBIA Insured) (Prerefunded 12/1/01+)                             2,635             2,750
West Orange Healthcare Dist., 3.40%, 3/7/01                            5,000             5,000
                                                                                    ----------
Total Florida (Cost $16,151)                                                            16,151
                                                                                    ----------
GEORGIA 5.1%
Atlanta Water and Sewer
     VRDN (Currently 3.54%) (FGIC Insured)                             3,995             3,995
Cobb- Marietta Coliseum Auth., Coliseum & Exhibit Hall
     6.75%, 10/1/26
     (MBIA Insured) (Prerefunded 10/1/01+)                             2,300             2,390
DeKalb Private Hosp. Auth.
   Eglestor Children's Hosp.
     VRDN (Currently 3.10%)                                           16,000            16,000
     RAN, 3.10%, 3/7/01                                                1,200             1,200
DeKalb County, GO, 6.65%, 1/1/20 (Prerefunded 1/1/02+)                 1,000             1,046


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
                                                                          Par            Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
DeKalb County Hosp. Auth., Dekalb Medical Center
     VRDN (Currently 3.50%)                                      $    10,000        $   10,000
Downtown Savannah Auth., GO, Public Ed.
     VRDN (Currently 3.10%)                                            1,000             1,000
Georgia, GO, 6.50%, 7/1/01                                               250               252
Georgia Private Colleges & Univ. Auth., Emory Univ.
     VRDN (Currently 3.10%)                                            1,000             1,000
Georgia State Tollway Auth.
     6.80%, 7/1/09 (Prerefunded 7/1/01+)                                 565               579
     6.80%, 7/1/11 (Prerefunded 7/1/01+)                                 700               722
                                                                                    ----------
Total Georgia (Cost $38,184)                                                            38,184
                                                                                    ----------
ILLINOIS 9.2%
Chicago Board of Ed., GO, VRDN (Currently 3.45%) (FSA Insured)         1,200             1,200
Cook County, GO
     4.70%, 11/15/01 (MBIA Insured)                                      225               226
     6.00%, 11/15/01 (MBIA Insured)                                    1,295             1,309
Illinois, GO
     5.125%, 9/1/01 (FGIC Insured)                                       425               427
     5.50%, 6/15/01                                                    1,000             1,006
     5.90%, 6/15/01                                                    1,220             1,225
Illinois, 6.50%, 6/1/06 (Prerefunded 6/1/01+)                            590               605
Illinois Dev. Fin. Auth.
  Palos Community Hosp.
     VRDN (Currently 3.50%)                                           25,000            25,000
     VRDN (Currently 3.55%)                                            2,000             2,000
Illinois EFA
  Northwestern Univ.
     VRDN (Currently 3.15%)                                            4,700             4,700
     VRDN (Currently 3.20%)                                            9,950             9,950
Illinois HFA
  Central Dupage Health, VRDN (Currently 3.25%)                        4,900             4,900
  Little Co. of Mary Hosp.
     VRDN (Currently 3.50%)
     (MBIA Insured)                                                   12,615            12,615
  Northwest Community Hosp.
     VRDN (Currently 3.55%)                                            3,000             3,000


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
                                                                          Par            Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
Niles Village, W. W. Grainger, IDR, VRDN (Currently              $     1,000        $    1,000
3.40%)
                                                                                    ----------
Total Illinois (Cost $69,163)                                                           69,163
                                                                                    ----------
INDIANA 1.1%
Gary, W. W. Grainger, IDR, VRDN (Currently 3.40%)                        730               730
Indiana EFA, Univ. of Notre Dame, VRDN (Currently 3.40%)               2,500             2,500
Indianapolis Local Public Improvement Bond Bank, GO
   4.75%, 7/9/01                                                       4,000             4,007
Marion County Convention & Recreation Fac. Auth.
   7.00%, 6/1/10
   (AMBAC Insured) (Prerefunded 6/1/01+)                                 870               893
                                                                                    ----------
Total Indiana (Cost $8,130)                                                              8,130
                                                                                    ----------
IOWA 0.5%
Iowa Fin. Auth., Iowa Health System
   VRDN (Currently 3.20%)(AMBAC Insured)                               1,000             1,000
Sheldon, Sioux Valley Hosp., VRDN (Currently 3.60%)                    3,065             3,065
                                                                                    ----------
Total Iowa (Cost $4,065)                                                                 4,065
                                                                                    ----------
KANSAS 1.5%
Kansas City Dev. Fin Auth., Chesapeake Apartments
   VRDN (Currently 3.50%)                                             11,000            11,000
Shawnee County, 7.30%, 9/1/07 (Prerefunded 9/1/01+)                      550               561
                                                                                    ----------
Total Kansas (Cost $11,561)                                                             11,561
                                                                                    ----------
KENTUCKY 1.1%
Kentucky Economic Dev. Fin. Auth., Catholic Healthcare
   VRDN (Currently 3.25%)                                              2,300             2,300
Kentucky Property and Building Commission
   6.30%, 8/1/01 (Escrowed to Maturity)                                3,320             3,348
   6.40%, 8/1/02 (Prerefunded 8/1/01+)                                 1,000             1,028
   6.875%, 8/1/06 (Prerefunded 8/1/01+)                                1,000             1,034
Univ. of Kentucky, Consolidated Ed. Buildings
   6.60%, 5/1/08 (Prerefunded 5/1/01+)                                   500               512
                                                                                    ----------
Total Kentucky (Cost $8,222)                                                             8,222
                                                                                    ----------


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
                                                                          Par            Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
LOUISIANA 3.4%
Jefferson Sales Tax Dist., 5.00%, 12/1/01 (FSA Insured)          $       500        $      505
Lake Charles Harbor and Terminal Dist., Conoco
     VRDN (Currently 3.15%)                                            4,000             4,000
Louisiana PFA, Willis Knighton Medical Center
     VRDN (Currently 3.20%)(AMBAC Insured)                            16,910            16,910
New Orleans Aviation Board
     VRDN (Currently 3.15%) (MBIA Insured)                             1,800             1,800
Plaquemines Port, Harbor and Terminal, Chevron
     VRDN (Currently 4.30%)                                            2,360             2,357
                                                                                    ----------
Total Louisiana (Cost $25,572)                                                          25,572
                                                                                    ----------
MAINE 0.2%
Maine Housing Auth., 4.35%, 11/14/01                                   1,600             1,600
                                                                                    ----------
Total Maine (Cost $1,600)                                                                1,600
                                                                                    ----------
MARYLAND 14.2%
Baltimore County, Spring Hill Apartments
     VRDN (Currently 3.20%)(GNMA Guaranteed)                             610               610
Baltimore IDA, GO, Capital Acquisition Program
     VRDN (Currently 3.15%)                                           11,050            11,050
Frederick County Ed. Fac., Hood College
     VRDN (Currently 3.50%)                                            4,200             4,200
Gaithersburg Economic Dev., Asbury Methodist
     VRDN (Currently 3.55%)(MBIA Insured)                             13,200            13,200
Maryland HHEFA
   Catholic Health Initiatives
     VRDN (Currently 3.25%)                                            4,300             4,300
   Charlestown Community
     VRDN (Currently 3.15%)                                            5,800             5,800
   Johns Hopkins Univ.
     TECP, 3.45%, 3/5/01                                              11,096            11,096
     5.50%, 7/1/01                                                       440               443
     6.20%, 7/1/01                                                    10,280            10,280
   Loyola College, VRDN (Currently 3.62%)
     (MBIA Insured)                                                    2,440             2,440


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
                                                                         Par             Value
----------------------------------------------------------------------------------------------
                                                                            In thousands
Maryland HHEFA
  Pooled Loan Program
    VRDN (Currently 3.05%)                                       $     3,300        $    3,300
    VRDN (Currently 3.10%)                                            14,200            14,200
Montgomery County Economic Dev. Auth.
  Howard Hughes Medical Fac.
    VRDN (Currently 3.15%)                                             1,000             1,000
Takoma Hosp., Washington Adventist
    8.25%, 9/1/21 (Prerefunded 9/1/01+)                                5,000             5,193
Univ. of Maryland
  College Park Business School
    VRDN (Currently 3.40%)                                            12,075            12,075
  Revolving Equipment Loan Program
    VRDN (Currently 3.05%)                                             6,800             6,800
Washington Suburban Sanitation Dist.
    6.40%, 11/1/04 (Prerefunded 11/1/01+)                                125               129
    GO, Water Supply, 4.00%, 6/1/01                                      500               501
                                                                                    ----------
Total Maryland (Cost $ 106,617)                                                        106,617
                                                                                    ----------
MASSACHUSETTS 2.4%
Massachusetts, GO
    VRDN (Currently 2.95%)                                            15,000            15,000
    5.00%, 8/1/01 (FSA Insured)                                          500               503
    6.875%, 7/1/10 (Prerefunded 7/1/01+)                               1,000             1,028
    7.625%, 6/1/08 (Prerefunded 6/1/01+)                                 300               308
Massachusetts Water Resources Auth.
    6.50%, 12/1/19 (Prerefunded 12/1/01+)                                200               209
  General Multi-Modal
    VRDN (Currently 3.00%) (FGIC Insured)                              1,000             1,000
                                                                                    ----------
Total Massachusetts (Cost $18,048)                                                      18,048
                                                                                    ----------
MICHIGAN 1.4%
Michigan Building Auth., GO
    4.50%, 10/1/01 (AMBAC Insured)                                     1,000             1,001
    5.00%, 10/15/01                                                    1,000             1,005


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
                                                                          Par            Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
Michigan HDA, VRDN (Currently 3.15%) (MBIA Insured)              $     3,800        $    3,800
Michigan Hosp. Fin. Auth., Trinity Health
    VRDN (Currently 3.50%)                                             5,000             5,000
                                                                                    ----------
Total Michigan (Cost $10,806)                                                           10,806
                                                                                    ----------
MINNESOTA 2.3%
Minnesota, GO, VRDN (Currently 3.57%)                                  6,700             6,700

Minnesota Housing Fin. Agency, Single Family Mortgage
   4.40%, 11/29/01                                                     2,600             2,600
Minnesota Public Fac. Auth., Water Pollution
   VRDN (Currently 3.57%)                                              2,800             2,800
Rochester Minnesota Health Care Fac.
   VRDN (Currently 3.50%)                                              2,900             2,900
   3.57%, 3/7/01                                                       2,500             2,500
                                                                                    ----------
Total Minnesota (Cost $17,500)                                                          17,500
                                                                                    ----------
MISSISSIPPI 2.2%
Hosp. Equipment Fac. Auth., VRDN (Currently 3.50%)                    15,000            15,000
Rankin County, PCR, Siemens Energy & Automation
   VRDN (Currently 3.50%)                                              1,600             1,600
                                                                                    ----------
Total Mississippi (Cost $16,600)                                                        16,600
                                                                                    ----------
MISSOURI 0.8%
Missouri HEFA, Medical Research Fac.
    VRDN (Currently 3.45%)(MBIA Insured)                               2,000             2,000
St. Louis, TRAN, 5.25%, 6/28/01                                        3,000             3,006
Univ. of Missouri, Univ. System Fac., VRDN (Currently 3.45%)           1,000             1,000
                                                                                    ----------
Total Missouri (Cost $6,006)                                                             6,006
                                                                                    ----------
NEBRASKA 0.2%
Nebraska Public Power Dist.
   6.00%, 1/1/06 (Prerefunded 1/1/02+)                                 1,500             1,560
                                                                                    ----------
Total Nebraska (Cost $1,560)                                                             1,560
                                                                                    ----------


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
                                                                         Par             Value
----------------------------------------------------------------------------------------------
                                                                            In thousands
NEVADA 0.7%
Clark County School Dist., GO
     5.75%, 6/15/01 (MBIA Insured)                               $     1,000        $    1,004
     6.00%, 6/15/01 (FGIC Insured)                                     4,500             4,521
                                                                                    ----------
Total Nevada (Cost $5,525)                                                               5,525
                                                                                    ----------
NEW JERSEY 0.3%
New Jersey EFA, Higher Ed. Capital Improvement
     5.00%, 9/1/01                                                     1,600             1,609
New Jersey Housing Fin. Agency, 6.40%, 11/1/01                           500               508
New Jersey Transport Trust Fund Auth.
     5.30%, 12/15/01 (Escrowed to Maturity)                              150               151
                                                                                    ----------
Total New Jersey (Cost $2,268)                                                           2,268
                                                                                    ----------
NEW YORK 0.3%
New York City Municipal Water Fin. Auth.
   Water & Sewer System
     VRDN (Currently 3.49%) (FGIC Insured)                             2,000             2,000
                                                                                    ----------
Total New York (Cost $2,000)                                                             2,000
                                                                                    ----------
NORTH CAROLINA 5.2%
Charlotte-Mecklenburg Hosp. Auth., North Carolina Health Care
     VRDN (Currently 3.45%)                                            1,300             1,300
Mecklenburg County, GO, VRDN (Currently 3.20%)                         3,200             3,200
North Carolina, Prison & Youth Services Fac., GO
     6.10%, 3/1/04 (Prerefunded 3/1/02+)                               1,000             1,036
North Carolina Ed. Fac. Fin. Agency, Wake Forest Univ.
     VRDN (Currently 3.50%)                                           12,945            12,945
North Carolina Medical Care Commission Hosp.
   Duke Univ. Hosp.
     7.00%, 6/1/21 (Prerefunded 6/1/01+)                               1,000             1,027

Univ. of North Carolina
   Board of Governors, VRDN (Currently 3.05%)                          2,300             2,300
   Chapel Hill, VRDN (Currently 3.40%)                                 5,000             5,000


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
                                                                          Par            Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
Winston-Salem, GO
  COP, VRDN (Currently 3.45%)                                    $     5,150        $    5,150
Winston-Salem
    VRDN (Currently 3.45%)                                             7,500             7,500
                                                                                    ----------
Total North Carolina (Cost $39,458)                                                     39,458
                                                                                    ----------
OHIO 2.5%
Cleveland Airport Systems,
     VRDN (Currently 3.35%) (FSA Insured)                              6,200             6,200
Cuyahoga County Hosp., Univ. Hosp.
     VRDN (Currently 3.55%)
     (AMBAC Insured)                                                   5,000             5,000
Hamilton County Health Alliance, VRDN (Currently 3.10%)
     (MBIA Insured)                                                    6,570             6,570
Ohio Public Fac. Commission
   Higher Ed. Capital Fac.
     4.50%, 12/1/01                                                      250               252
     5.375%, 11/1/01 (AMBAC Insured)                                   1,000             1,007
                                                                                    ----------
Total Ohio (Cost $19,029)                                                               19,029
                                                                                    ----------
OREGON 0.8%
Oregon, Veterans' Welfare, GO, VRDN (Currently 3.10%)                  1,100             1,100

Oregon Housing and Community Services Dept.
   Single Family Mortgage, 4.40%, 11/28/01                             5,000             5,000
                                                                                    ----------
Total Oregon (Cost $6,100)                                                               6,100
                                                                                    ----------
PENNSYLVANIA 2.9%
Doylestown Hosp. Auth.
     VRDN (Currently 3.60%)(AMBAC Insured)                             4,000             4,000
Lehigh County General Purpose Auth., Wiley House
     9.50%, 11/1/16 (Prerefunded 11/1/01+)                             1,000             1,054
Montgomery County IDA, W. W. Grainger
     VRDN (Currently 3.40%)                                            1,230             1,230
Northampton County Higher Ed., Lafayette College
     VRDN (Currently 3.50%)                                            6,300             6,300
Pennsylvania, GO, 6.60%, 11/1/10 (Prerefunded 11/1/01+)                1,000             1,036


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
                                                                         Par             Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
Pennsylvania Higher Ed. Fac., Univ. of Pennsylvania
     7.00%, 9/1/01                                               $     2,000        $    2,035
Pennsylvania Turnpike Commission
     7.15%, 12/1/11 (FGIC Insured)
     (Prerefunded 12/1/01+)                                              450               468
Philadelphia Hosps. and Higher Ed. Fac., Jefferson Health
     4.375%, 3/27/01                                                   5,000             5,000
Philadelphia Water & Sewer
     7.00%, 8/1/21 (FSA Insured)
     (Prerefunded 8/1/01+)                                               500               515
                                                                                    ----------
Total Pennsylvania (Cost $21,638)                                                       21,638
                                                                                    ----------
RHODE ISLAND 0.2%
Rhode Island
   GO,VRDN (Currently 3.10%)                                           1,000             1,000
     7.10%, 8/1/18 (MBIA Insured)
     (Prerefunded 8/1/01+)                                               350               361
                                                                                    ----------
Total Rhode Island (Cost $1,361)                                                         1,361
                                                                                    ----------
SOUTH CAROLINA 1.3%
South Carolina Public Servic Auth., Santee Cooper
     6.00%, 7/1/31 (Prerefunded 7/1/01+)                               2,590             2,605
     6.50%, 7/1/26 (Prerefunded 7/1/01+)                                 670               688
Spartanburg County, Siemens Energy & Automation
     VRDN (Currently 3.50%)                                            6,400             6,400
                                                                                    ----------
Total South Carolina (Cost $9,693)                                                       9,693
                                                                                    ----------
SOUTH DAKOTA 4.5%
South Dakota HEFA
   Avera Health
     VRDN (Currently 3.60%) (MBIA Insured)                             7,295             7,295
   Sioux Valley Hosp.
     VRDN (Currently 3.60%)                                           22,510            22,510
South Dakota HDA, Homeowner Mortgage
     4.375%, 11/8/01                                                   3,810             3,810
                                                                                    ----------
Total South Dakota (Cost $33,615)                                                       33,615
                                                                                    ----------

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------


                                                                         Par             Value
----------------------------------------------------------------------------------------------
                                                                            In thousands
TENNESSEE 4.9%
Knox County Health, Ed. & Housing Fac. Board
   Catholic Healthcare Partners
     VRDN (Currently 3.25%)                                      $     3,600        $    3,600
Memphis, GO, 4.50%, 10/1/01                                            1,500             1,503
Metropolitan Nashville & Davidson County
     GO, 4.75%, 5/15/01                                                  750               751
   Vanderbilt Univ.
     VRDN (Currently 3.45%)                                            1,000             1,000
     TECP, 3.70%, 1/15/02                                              3,000             3,000
Shelby County, GO, TECP
     3.45%, 3/5/01                                                     3,000             3,000
     3.95%, 3/16/01                                                   10,000            10,000
     4.15%, 3/16/01                                                    5,000             5,000
     4.25%, 3/5/01                                                     3,500             3,500
Tennessee Housing Dev. Agency, Homeownership
     4.70%, 3/15/01                                                    5,155             5,155
                                                                                    ----------
Total Tennessee (Cost $36,509)                                                          36,509
                                                                                    ----------
TEXAS 11.8%
Austin Utility System
     9.25%, 11/15/01 (MBIA Insured)
     (Escrowed to Maturity)                                              705               728
     8.00%, 11/15/16 (Prerefunded 5/15/01+)                              300               302
Dallas County Community College Dist.
     VRDN (Currently 3.50%)                                           11,400            11,400
Dallas Waterworks and Sewer, 5.75%, 10/1/01                            1,835             1,850
Gulf Coast IDA, Amoco Oil, 4.35%, 6/1/01                               4,065             4,065
Gulf Coast Waste Disposal Auth., Amoco Oil, 3.25%, 3/1/01              7,000             7,000
Harris County, GO, VRDN (Currently 3.10%)                              1,000             1,000
Harris County Health Fac., Texas Childrens Hosp.
     VRDN (Currently 3.20%)
     (MBIA Insured)                                                   21,800            21,800
Houston, GO
   TECP, 3.55%, 3/7/01                                                 3,000             3,000
   TECP, 4.40%, 3/9/01                                                 5,000             5,000

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------


                                                                         Par             Value
----------------------------------------------------------------------------------------------
                                                                            In thousands
Houston, GO
     5.70%, 3/1/01                                               $     1,000        $    1,000
     5.80%, 3/1/02                                                     1,350             1,383
Midland, W. W. Grainger, IDR, VRDN (Currently 3.40%)                     775               775
Red. River Ed. Fin., Christian Univ., VRDN (Currently 3.15%)           5,000             5,000
San Antonio, GO, General Improvement, 8.00%, 8/1/01                    2,000             2,038
Southwest Higher Ed. Auth.
   Southwest Methodist Univ. Project
     VRDN (Currently 3.15%)                                            6,300             6,300
Tarrant County Water Control and Improvement Dist.
     5.75%, 3/1/13 (AMBAC Insured)
     (Prerefunded 3/1/01+)                                               500               500
Texas, GO
   PFA, TECP, 4.125%, 4/9/01                                           5,000             5,000
     4.70%, 10/1/01                                                      250               252
     5.20%, 10/1/01                                                    2,400             2,411
     5.90%, 8/1/01                                                       190               192
Texas A&M Univ., 5.10%, 7/1/01                                         1,180             1,183
Texas National Research Laboratory Commission Fin. Corp.
   Superconducting Super Collider
     6.75%, 12/1/04 (Prerefunded 12/1/01+)                               400               418
Texas Water Dev. Board, 4.50%, 7/15/01                                 1,000             1,001
Univ. of Texas
     6.30%, 7/1/01                                                     3,500             3,522
     6.50%, 7/1/11 (Prerefunded 7/1/01+)                               1,345             1,382
                                                                                    ----------
Total Texas (Cost $88,502)                                                              88,502
                                                                                    ----------
UTAH 2.1%
Intermountain Power Agency
     VRDN (Currently 3.57%)(MBIA Insured)                              5,000             5,000
     VRDN (Currently 4.225%)(AMBAC Insured)                            8,300             8,300
Utah, GO
     VRDN (Currently 3.05%)                                            1,000             1,000
     5.00%, 7/1/01                                                       750               752
     6.00%, 7/1/01                                                     1,000             1,009
                                                                                    ----------
Total Utah (Cost $16,061)                                                               16,061
                                                                                    ----------

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------


                                                                         Par             Value
----------------------------------------------------------------------------------------------
                                                                            In thousands
VERMONT 0.5%
Vermont Ed. and Health Buildings Fin. Agency
   Middlebury College
     4.35%, 5/1/01                                               $     2,000        $    2,000
     4.40%, 11/1/01                                                    2,000             2,000
                                                                                    ----------
Total Vermont (Cost $4,000)                                                              4,000
                                                                                    ----------
VIRGINIA 2.8%
Fairfax County, GO, Public Improvement, 5.50%, 6/1/01                    675               677
Fairfax County IDA, Inova Health, VRDN (Currently 3.15%)               1,295             1,295
Madison County IDA, Woodberry Forest School
     VRDN (Currently 3.15%)                                            8,750             8,750
Norfolk Virginia IDA, VRDN (Currently 3.55%)                           1,890             1,890
Richmond, GO, RAN, 5.00%, 6/15/01                                      5,000             5,009
Virginia, HDA
   Multi Family
     4.50%, 11/1/01                                                      550               554
     6.45%, 5/1/01                                                       400               402
Virginia Transportation Board
     5.00%, 5/15/01                                                    1,665             1,667
     5.80%, 5/15/01                                                      500               502
                                                                                    ----------
Total Virginia (Cost $20,746)                                                           20,746
                                                                                    ----------
WASHINGTON 3.4%
King County, GO, 4.30%, 6/1/01                                         1,000             1,002
Lewis County Public Utility Dist., Cowlitz Falls
   Hydroelectric
     7.00%, 10/1/12 (Prerefunded 1/1/01+)                              1,000             1,040
Washington, GO
     4.00%, 7/1/01                                                     1,750             1,752
     5.00%, 7/1/01                                                       100               101
     5.10%, 9/1/01                                                     1,500             1,507
     5.50%, 7/1/01                                                     2,800             2,812
     5.50%, 8/1/01                                                       500               502
Washington Health Care Fac. Auth., Franciscan Health
     6.70%, 7/1/21 (MBIA Insured)
     (Prerefunded 7/1/01+)                                             1,350             1,387

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------


                                                                         Par             Value
----------------------------------------------------------------------------------------------
                                                                             In thousands
Washington HFA
   Fred Hutchinson Cancer Research Center
     VRDN (Currently 3.25%)                                      $     9,400        $    9,400
Washington Public Power Supply System
     4.60%, 7/1/01                                                       305               305
     5.00%, 7/1/01                                                     1,000             1,002
     5.25%, 7/1/01 (FSA Insured)                                       1,600             1,606
     6.30%, 7/1/01                                                       175               176
     7.00%, 7/1/01                                                     2,975             3,000
                                                                                    ----------
Total Washington (Cost $25,592)                                                         25,592
                                                                                    ----------
WEST VIRGINIA 0.1%
West Virginia School Building Auth.
   Capital Improvement
     6.25%, 7/1/01 (MBIA Insured)                                        750               755
                                                                                    ----------
Total West Virginia (Cost $755)                                                            755
                                                                                    ----------
WISCONSIN 2.6%
Milwaukee, GO, 6.00%, 2/1/02                                             575               588
Milwaukee Metropolitan Sewage Dist., GO, 7.00%, 9/1/01                 1,500             1,520
Wisconsin, GO
   TECP, 3.45%, 3/5/01                                                12,670            12,670
   TECP, 4.20%, 3/6/01                                                 1,710             1,710
     5.75%, 5/1/01                                                     2,910             2,918
     5.80%, 5/1/01                                                       250               251
                                                                                    ----------
Total Wisconsin (Cost $19,657)                                                          19,657
                                                                                    ----------
WYOMING 0.1%
Lincoln County, PCR, Pacificorp
     VRDN (Currently 3.40%)(AMBAC Insured)                             1,100             1,100
                                                                                    ----------
Total Wyoming (Cost $1,100)                                                              1,100
                                                                                    ----------

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------


                                                                        Par              Value
----------------------------------------------------------------------------------------------
                                                                          In thousands
Total Investments in Securities
100.5% of Net Assets (Cost $  756,699)                                              $  756,699

Other Assets Less Liabilities                                                           (4,100)
                                                                                    ----------
NET ASSETS                                                                          $  752,599
                                                                                    ----------
Net Assets Consist of:
Accumulated net investment income - net of distributions                            $      180
Paid-in-capital applicable to 752,589,945 shares of $0.01 par
value capital stock outstanding; 5,000,000,000 shares authorized                       752,419
                                                                                    ----------

NET ASSETS                                                                          $  752,599
                                                                                    ----------
NET ASSET VALUE PER SHARE

TAX-EXEMPT SHARES
($730,782,271 / 730,774,264 SHARES OUTSTANDING)                                     $     1.00
                                                                                    ----------
TAX-EXEMPT PLUS SHARES
($21,816,845 / 21,815,681 SHARES OUTSTANDING)                                       $     1.00
                                                                                    ----------

    + Used in determining portfolio maturity
AMBAC AMBAC Indemnity Corp.
  COP Certificates of Participation
  DOT Department of Transportation
  EFA Educational Facility Authority
 FGIC Financial Guaranty Insurance Company
  FSA Financial Security Assurance Corp.
 GNMA Government National Mortgage Association
   GO General Obligation
  HDA Housing Development Authority
 HEFA Health & Educational Facility Authority
  HFA Health Facility Authority

HHEFA Health & Higher Educational Facility Authority
  IDA Industrial Development Authority
  IDR Industrial Development Revenue
 MBIA Municipal Bond Investors Assurance Corp.
  PCR Pollution Control Revenue
  PFA Public Facility Authority
  RAN Revenue Anticipation Note
 TECP Tax-Exempt Commercial Paper
 TRAN Tax Revenue Anticipation Note
 VRDN Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                           Year
                                                                          Ended
                                                                        2/28/01
Investment Income (Loss)
Interest income                                                      $   29,186
                                                                     ----------
Expenses
  Investment management                                                   2,937
  Shareholder servicing
     Tax-Exempt Money shares                                                450
     Tax-Exempt Money PLUS shares                                            51
  Custody and accounting                                                    156
  Registration                                                               51
  Prospectus and shareholder reports                                         39
  Legal and audit                                                            14
  Directors                                                                   9
  Miscellaneous                                                              67
                                                                     ----------
  Total expenses                                                          3,774
  Expenses paid indirectly                                                  (13)
                                                                     ----------
  Net expenses                                                            3,761
                                                                     ----------
Net investment income (loss)                                             25,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                       38
                                                                     ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   25,463
                                                                     ----------
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EXEMPT MONEY FUND

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                Year
                                                               Ended
                                                             2/28/01           2/29/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                           $    25,425      $     19,577
  Net realized gain (loss)                                        38                 3
                                                         -----------------------------
  Increase (decrease) in net assets from operations           25,463            19,580
                                                         -----------------------------
Distributions to shareholders
  Net investment income
     Tax-Exempt Money shares                                 (24,852)          (19,210)
     Tax-Exempt Money PLUS shares                               (573)             (367)
                                                         -----------------------------
Capital share transactions *
  Shares sold
     Tax-Exempt Money shares                                 618,863           632,661
     Tax-Exempt Money PLUS shares                             66,206            44,835
                                                         -----------------------------
  Distributions reinvested
     Tax-Exempt Money shares                                  23,613            18,234
     Tax-Exempt Money PLUS shares                                538               361
                                                         -----------------------------
  Shares redeemed
     Tax-Exempt Money shares                                (581,346)         (691,852)
     Tax-Exempt Money PLUS shares                            (62,622)          (31,710)
                                                         -----------------------------
  Decrease in net assets from shares redeemed               (643,968)         (723,562)
                                                         -----------------------------
  Increase (decrease) in net assets from
  capital share transactions                                  65,252           (27,471)
                                                         -----------------------------
Net Assets
Increase (decrease) during period                             65,290           (27,468)
Beginning of period                                          687,309           714,777
                                                         -----------------------------
End of period                                            $   752,599      $    687,309
                                                         -----------------------------

* Capital share transactions at net asset value of $1.00 per share


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
                                                               February 28, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes. The fund offers two classes of shares -- Tax-Exempt Money, offered since April 8, 1981, and Tax-Exempt Money PLUS, first offered on November 1, 1998. Tax-Exempt Money PLUS provides expanded shareholder services, the cost of which is borne by its shareholders. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters which relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of March 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

Class Accounting Shareholder servicing expenses are charged directly to the class to which they relate. Expenses common to both classes, investment

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

income, and realized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared by each class on a daily basis, and paid monthly.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 2001. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------
Undistributed net investment income                                $      1,000
Undistributed net realized gain                                         (38,000)

Paid-in-capital                                                          37,000

At February 28, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $756,699,000.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

NOTE 3- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $240,000 was payable at February 28, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $493,000 for the year ended February 28, 2001, of which $36,000 was payable at period-end.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Exempt Money Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Tax-Exempt Money Fund, Inc. ("the Fund") at February 28, 2001 and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2001

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------


-------------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/01
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $25,291,000 which qualified as exempt-interest.
--------------------------------------------------------------------------------

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

*    Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


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T. Rowe Price Investment Services, Inc., Distributor.           F52-050 2/28/01